UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0578
Washington, DC 20549	Expires: May 31, 2007
Estimated average burden
FORM N-Q	hours per response: 21.09

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21076

Registrant Name: PIMCO Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2007

Date of Reporting Period: August 31, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

MUNICIPAL BONDS & NOTES—91.5%
	Alabama—3.0%
$10,000	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev.,
	5.00%, 11/15/30, Ser. A	Baa1/NR	$10,154,000
	Birmingham Waterworks & Sewer Board Rev., Ser. B (MBIA),
1,145	5.00%, 1/1/27	Aaa/AAA	1,190,800
10,000	5.00%, 1/1/37	Aaa/AAA	10,288,400
1,750	Huntsville Health Care Auth. Rev., 5.75%, 6/1/32, Ser. B	A2/NR	1,882,125
16,580	Jefferson Cnty. Sewer Rev.,
	4.75%, 2/1/38, Ser. B, (Pre-refunded @ $100, 8/1/12) (FGIC)(a)	Aaa/AAA	17,522,076

			41,037,401

	Alaska—0.3%
3,550	State Housing Finance Corp. Rev., 5.25%, 6/1/32, Ser. C (MBIA)	Aaa/AAA	3,607,013

	Arizona—0.1%
1,300	Health Facs. Auth. Hospital System Rev., 5.75%, 12/1/32	NR/BBB	1,375,452

	Arkansas—0.1%
13,000	Arkansas Dev. Finance Auth. Rev., zero coupon, 7/1/46 (AMBAC)	Aaa/AAA	1,826,370

	California—2.3%
9,610	Alameda Corridor Transportation Auth. Rev.,
	zero coupon, 10/1/16, Ser. A (AMBAC)	Aaa/AAA	6,360,955
	Golden State Tobacco Securitization Corp. Tobacco Settlement Rev., Ser. 2003-A-1,
3,300	6.25%, 6/1/33	Baa3/BBB	3,628,086
9,000	6.75%, 6/1/39	Baa3/BBB	10,153,530
1,000	Rancho Cucamonga Community Facs. Dist., Special Tax,
	6.30%, 9/1/23, Ser. A	NR/NR	1,059,110
4,000	Southern California Public Power Auth., Transmission Project Rev.,
	zero coupon, 7/1/13	Aa3/A+	3,055,280
	Univ. of California Rev.,
4,430	4.75%, 5/15/37, Ser. C (MBIA)	AAA/AAA	4,512,620
2,900	4.75%, 5/15/38, Ser. B	Aa3/AA-	2,942,746

			31,712,327

	Colorado—5.1%
30,000	Dawson Ridge Dist. No. 1, GO, zero coupon, 10/1/22, Ser. A	Aaa/NR	14,651,100
5,000	Denver City & Cnty., CP,
	5.50%, 12/1/25, Ser. B, (Pre-refunded @ $101, 12/1/10) (AMBAC)(a)	Aaa/AAA	5,414,900
	Health Facs. Auth. Rev.,
25,000	Catholic Health Initiatives, 5.50%, 3/1/32	Aa2/AA	26,628,000
18,305	Exempla, Inc., 5.625%, 1/1/33, Ser. A	A1/A-	19,240,569
6,500	Retirement Facs. Rev., Liberty Height, zero coupon, 7/15/22	Aaa/AAA	3,204,435

			69,139,004

	District of Columbia—1.3%
17,500	Washington D.C. Convention Center Auth. Tax Rev., 4.75%, 10/1/28 (AMBAC)	Aaa/AAA	17,633,175

	Florida—3.9%
6,520	Brevard Cnty. Health Facs. Auth. Rev., 5.00%, 4/1/34	A2/A	6,730,009
	Highlands Cnty. Health Facs. Auth. Rev.,
2,830	Adventist, 5.00%, 11/15/31, Ser. C	A2/A+	2,903,212
8,000	Adventist/Sunbelt, 6.00%, 11/15/31, Ser. A, (Pre-refunded @ $101, 11/15/11) (a)	A2/A+	8,939,600

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Florida—(continued)
$ 2,335	Hillsborough Cnty. Industrial Dev. Auth., Pollution Control Rev.,
	Tampa Electric Co. Project, 5.50%, 10/1/23	Baa2/BBB-	$2,448,878
635	Hillsborough Cnty. Industrial Dev. Rev., Health Fac. Project,
	5.625%, 8/15/23	Baa2/BBB	661,632
7,135	Jacksonville Health Facs. Auth. Rev., 5.25%, 11/15/32, Ser. A	Aa2/AA	7,495,960
11,500	Lakeland Hospital System Rev., Regional Health System,
	5.50%, 11/15/32	A2/NR	12,253,250
3,000	Leesburg Hospital Rev., Leesburg Regional Medical Center Project,
	5.50%, 7/1/32	Baa1/BBB+	3,114,570
	Orange Cnty. Health Facs. Auth. Rev., Adventist Health System,
2,550	5.625%, 11/15/32	A2/A+	2,731,279
5,000	6.25%, 11/15/24	A2/A+	5,559,150
1,500	Winter Springs Water & Sewer Rev., zero coupon, 10/1/29 (FGIC)	Aaa/AAA	521,805

			53,359,345

	Georgia—0.8%
4,000	Atlanta Water & Wastewater Rev., 5.00%, 11/1/39, Ser. A (MBIA)	Aaa/AAA	4,110,680
1,500	Grantor Trust Gov't, CP, 4.75%, 6/1/28, Ser. A (MBIA)	Aaa/AAA	1,583,700
9,600	Richmond Cnty. Dev. Auth. Rev., zero coupon, 12/1/21	Aaa/NR	4,873,152

			10,567,532

	Hawaii—1.4%
19,170	Honolulu City & Cnty. Wastewater System Rev., First Board Resolution,
	4.75%, 7/1/28 (FGIC)	Aaa/NR	19,523,878

	Illinois—21.3%
	Central Lake Cnty. Water Agcy. Rev., Ser. A (AMBAC),
3,610	5.125%, 5/1/28	Aaa/NR	3,791,186
8,150	5.125%, 5/1/32	Aaa/NR	8,518,624
5,050	Chicago, GO, 5.125%, 1/1/29, Ser. A (FGIC)	Aaa/AAA	5,223,821
	Chicago, Lake Shore East, Special Assessment,
3,162	6.625%, 12/1/22	NR/NR	3,413,316
6,700	6.75%, 12/1/32	NR/NR	7,239,283
5,110	Chicago, Neighborhoods Alive 21 Project, GO, 5.00%, 1/1/33 (AMBAC)	Aaa/AAA	5,277,148
	Chicago Board of Education School Reform, GO (FGIC),
15,535	zero coupon, 12/1/16, Ser. A	Aaa/AAA	10,090,759
5,000	zero coupon, 12/1/28, Ser. A	Aaa/AAA	1,791,300
4,500	zero coupon, 12/1/31	Aaa/AAA	1,383,075
	Chicago City Colleges, GO (FGIC),
32,670	zero coupon, 1/1/37	Aaa/AAA	7,987,815
29,145	zero coupon, 1/1/38	Aaa/AAA	6,781,750
32,670	zero coupon, 1/1/39	Aaa/AAA	7,256,334
7,000	Chicago Midway Airport Rev., 5.00%, 1/1/31, Ser. B (MBIA)	Aaa/AAA	7,165,410
5,000	Cicero, GO, 5.25%, 12/1/31 (MBIA)	Aaa/AAA	5,320,850
10,000	City of Springfield Rev., 5.00%, 3/1/35 (MBIA)	AAA/AAA	10,437,500
	Dev. Finance Auth. Retirement Housing Rev., Regency Park,
10,000	zero coupon, 7/15/23	NR/AAA	4,660,800
134,650	zero coupon, 7/15/25	NR/AAA	56,901,744
	Health Facs. Auth. Rev.,
5,000	Condell Medical Center Rev., 5.50%, 5/15/32	Baa2/NR	5,192,300
20,100	Elmhurst Memorial Healthcare, 5.625%, 1/1/28	A2/NR	21,341,778

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Illinois—(continued)
	Met. Pier & Exposition Auth. Rev. (MBIA),
$60,000	zero coupon, 12/15/30	Aaa/AAA	$19,380,000
50,000	zero coupon, 12/15/33	Aaa/AAA	13,896,000
2,460	zero coupon, 6/15/38	Aaa/AAA	548,358
4,500	Schaumburg, GO, 5.00%, 12/1/41, Ser. B (FGIC)	Aaa/AAA	4,656,240
10,000	State, GO, 5.00%, 3/1/34, Ser. A	Aa3/AA	10,340,400
68,470	State Sports Facs. Auth. Rev., zero coupon, 6/15/30 (AMBAC)	Aaa/AAA	62,000,270

			290,596,061

	Indiana—0.6%
	Brownsburg 1999 School Building Corp. Rev., Ser. A,
	(Pre-refunded @ $100, 9/15/13) (FSA)(a),
1,000	5.00%, 9/15/25	Aaa/AAA	1,078,480
2,000	5.25%, 3/15/25	Aaa/AAA	2,187,620
4,125	Fort Wayne Pollution Control Rev., 6.20%, 10/15/25	Caa1/B-	4,186,628
500	State Bank Rev., Hendricks, 5.25%, 4/1/30, Ser. D (AMBAC)	Aaa/AAA	525,560

			7,978,288

	Iowa—3.9%
46,000	Tobacco Settlement Auth. of Iowa Rev., zero coupon, 6/1/34, Ser. B	Baa3/BBB	43,813,160
8,850	Tobacco Settlement Auth. Rev.,
	5.60%, 6/1/35, Ser. B, (Pre-refunded @ $101, 6/1/11) (a)	Baa3/AAA	9,640,128

			53,453,288

	Kansas—0.2%
2,800	Univ. of Kansas, Hospital Auth. Health Facs. Rev., 5.625%, 9/1/32	NR/A-	2,983,316

	Kentucky—0.8%
	Economic Dev. Finance Auth. Hospital Facs. Rev.,
2,500	Catholic Healthcare Partners, 5.25%, 10/1/30	Aa3/AA-	2,606,625
7,855	St. Luke's Hospital, 6.00%, 10/1/19	A3/A	8,751,805

			11,358,430

	Louisiana—4.4%
20,400	Public Facs. Auth. Rev., Ochsner Clinic Foundation, 5.50%, 5/15/32, Ser. B	A3/NR	21,136,644
36,395	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	38,403,640

			59,540,284

	Maryland—0.1%
1,000	State Health & Higher Educational Facs. Auth. Rev., Adventist Healthcare,
	5.75%, 1/1/25, Ser. A	Baa2/NR	1,063,650

	Massachusetts—2.9%
1,300	Bay Transportation Auth. Rev., General Transportation System,
	4.75%, 3/1/21, Ser. A (MBIA)	Aaa/AAA	1,328,457
	State College Building Auth. Project Rev., Ser. B (XLCA),
5,560	5.50%, 5/1/28	Aaa/AAA	6,528,385
7,645	5.50%, 5/1/33	Aaa/AAA	9,010,244
5,000	5.50%, 5/1/39	Aaa/AAA	5,967,550

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Massachusetts—(continued)
$4,295	State Turnpike Auth. Rev., 4.75%, 1/1/34, Ser. A (AMBAC)	Aaa/AAA	$4,320,942
12,050	State Water Res. Auth. Rev., 4.75%, 8/1/37, Ser. A (FSA)	Aaa/AAA	12,103,864

			39,259,442

	Michigan—2.6%
	Detroit City School Dist., GO, Ser. A (a),
8,500	5.00%, 5/1/32, (Pre-refunded @ $100, 5/1/13) (FGIC)	Aaa/AAA	9,135,630
1,750	5.125%, 5/1/31, (Pre-refunded @ $100, 5/1/12) (FSA)	Aaa/AAA	1,874,215
2,500	Detroit Water Supply System Rev., 5.00%, 7/1/30, Ser. A (FGIC)	Aaa/AAA	2,581,875
	State Hospital Finance Auth. Rev.,
5,000	Ascension Health, 5.25%, 11/15/26, Ser. B	Aa2/AA	5,243,550
	Oakwood Group, Ser. A,
13,500	5.75%, 4/1/32	A2/A	14,316,210
1,925	6.00%, 4/1/22	A2/A	2,088,721

			35,240,201

	Mississippi—0.3%
3,605	Business Finance Corp., Pollution Control Rev., 5.875%, 4/1/22	Ba1/BBB-	3,610,263
1,000	Dev Bank Special Obligation, Projects & Equipment Acquisitions Rev.,
	5.00%, 7/1/24 (AMBAC)	Aaa/AAA	1,016,490

			4,626,753

	Missouri—0.2%
940	Hanley Road & North of Folk Ave Transportation Dist. Rev., 5.00%, 10/1/25	NR/NR	940,451
1,500	St. Louis Parking Facs. Rev., Downtown Parking Fac., 6.00%, 2/1/28	NR/NR	1,523,355

			2,463,806

	Nevada—1.9%
3,400	Clark Cnty., GO, 5.00%, 6/1/31 (FGIC)	Aaa/AAA	3,497,852
	Reno Transportation Project Rev., (Pre-refunded @ $100, 6/1/12) (AMBAC)(a),
3,960	5.125%, 6/1/27	Aaa/AAA	4,255,376
2,000	5.125%, 6/1/32	Aaa/AAA	2,149,180
3,500	5.125%, 6/1/37	Aaa/AAA	3,761,065
7,570	5.25%, 6/1/41	Aaa/AAA	8,183,170
3,290	Truckee Meadows Water Auth. Rev., 5.125%, 7/1/30, Ser. A (FSA)	Aaa/AAA	3,428,608

			25,275,251

	New Hampshire—0.2%
	Health & Education Facs. Auth., Catholic Medical Center,
360	6.125%, 7/1/32	Baa1/BBB+	393,376
2,640	6.125%, 7/1/32, (Pre-refunded @ $101, 6/1/12) (a)	Baa1/BBB+	2,983,226

			3,376,602

	New Jersey—2.6%
	Camden Cnty. Improvement Auth. Rev., Cooper Health System,
	(Pre-refunded @ $102, 2/15/07) (a),
20	5.875%, 2/15/15	Baa3/BBB	20,588
40	6.00%, 2/15/27	Baa3/BBB	41,197

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	New Jersey—(continued)
	Economic Dev. Auth., Kapkowski Landfill,
$4,000	5.75%, 10/1/21	Baa3/NR	$4,430,040
11,405	5.75%, 4/1/31	Baa3/NR	12,475,017
	Economic Dev. Auth. Rev., Arbor Glen,
525	6.00%, 5/15/28	NR/NR	541,139
225	6.00%, 5/15/28, Ser. A, (Pre-refunded @ $102, 5/15/09) (a)	NR/NR	242,386
3,500	State Educational Facs. Auth. Rev., 6.00%, 7/1/25, Ser. D	NR/NR	3,822,280
	Tobacco Settlement Financing Corp. Rev.,
1,285	6.00%, 6/1/37	Baa3/BBB	1,363,398
3,095	6.125%, 6/1/42	Baa3/BBB	3,301,436
6,150	6.25%, 6/1/43	Baa3/BBB	6,716,661
2,500	6.75%, 6/1/39	Baa3/BBB	2,801,950

			35,756,092

	New Mexico—0.4%
5,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB	5,054,050

	New York—2.9%
1,200	Erie Cnty. Industrial Dev. Agcy., Orchard Park Rev., 6.00%, 11/15/36	NR/NR	1,266,348
	Met. Transportation Auth. Rev.,
10,600	5.00%, 11/15/30, Ser. A (FSA)	Aaa/AAA	11,022,304
10,000	5.25%, 11/15/32, Ser. B	A2/A	10,613,400
7,000	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
	5.00%, 6/15/39, Ser. A	Aa2/AA+	7,250,250
6,700	State Dormitory Auth. Rev., Sloan-Kettering Center Memorial, 5.00%, 7/1/34, Ser. 1	Aa2/AA	6,930,212
2,000	State Environmental Facs. Corp. Rev., 5.00%, 6/15/28	Aaa/AAA	2,100,580

			39,183,094

	Ohio—0.6%
7,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	Aa3/AA-	7,848,975

	Oklahoma—0.5%
6,500	Tulsa Cnty. Industrial Auth. Rev., Legacy Apartments, 4.90%, 11/20/46 (FHA-GNMA)	Aaa/NR	6,658,600

	Pennsylvania—2.5%
	Allegheny Cnty. Hospital Dev. Auth. Rev., Ser. B,
550	9.25%, 11/15/15	Ba3 /B+	655,149
1,000	9.25%, 11/15/22	Ba3/B+	1,190,750
5,700	9.25%, 11/15/30	Ba3/B+	6,792,120
	Cumberland Cnty. Auth. Retirement Community Rev.,
	Wesley Affiliated Services, Ser. A,
1,255	7.25%, 1/1/35	NR/NR	1,354,597
3,245	7.25%, 1/1/35, (Pre-refunded @ $101, 1/1/13) (a)	NR/NR	3,889,976
	Montgomery Cnty. Higher Education & Health Auth. Hospital Rev.,
	Abington Memorial Hospital, Ser. A,
5,000	5.125%, 6/1/27	NR/A	5,182,450
3,750	5.125%, 6/1/32	NR/A	3,873,637
3,000	Philadelphia, GO, 5.25%, 9/15/25 (FSA)	Aaa/AAA	3,144,930
5,000	Philadelphia Auth. Industrial Dev. Lease Rev., 5.25%, 10/1/30, Ser. B (FSA)	Aaa/AAA	5,240,350
500	Pittsburgh & Allegheny Cnty. Public Auditorium Auth. Rev., 5.00%, 2/1/29 (AMBAC)	Aaa/AAA	511,530

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Pennsylvania—(continued)
$2,500	Radnor Township School Dist., GO, 5.00%, 2/15/35, Ser. B (FSA)	Aaa/NR	$2,626,825

			34,462,314

	Puerto Rico—0.3%
4,200	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/BBB+	4,374,930

	Rhode Island—4.8%
62,000	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	65,344,280

	South Carolina—5.8%
27,745	Greenville Cnty. School Dist. Rev., Building Equity Sooner Tomorrow,
	5.50%, 12/1/28, (Pre-refunded @ $101, 12/1/12) (a)	Aa3/AA-	30,689,854
18,120	Jobs Economic Dev. Auth. Rev., Bon Secours Health System, 5.625%, 11/15/30	A3/A-	19,139,431
	Lexington Cnty., Health Services Dist. Hospital Rev.,
15,000	5.50%, 11/1/32	A2 /A	15,973,800
3,500	5.50%, 5/1/37	A2 /A	3,726,590
5,000	5.75%, 11/1/28	A2/A	5,429,200
3,250	Tobacco Settlement Rev. Management Auth. Rev., 6.375%, 5/15/28, Ser. B	Baa3/BBB	3,488,485
1,180	Transportation Infrastructure Rev., 5.00%, 10/1/29, Ser. A,
	(Pre-refunded @ $100, 10/1/11) (AMBAC)(a)	Aaa/NR	1,254,777

			79,702,137

	Tennessee—0.3%
3,750	Knox Cnty. Health Educational & Housing Facs., Board Hospital Facs. Rev.,
	5.25%, 10/1/30	Aa3/AA-	3,918,037

	Texas—11.0%
	Arlington Independent School Dist. GO (PSF-GTD),
10	5.00%, 2/15/24	Aaa/AAA	10,230
990	5.00%, 2/15/24, (Pre-refunded @ $100, 2/15/09) (a)	Aaa/AAA	1,022,799
4,480	Aubrey Independent School Dist., GO, 5.50%, 2/15/33 (PSF-GTD)	Aaa/NR	4,895,027
6,500	Brazos Cnty. Health Facs. Dev. Corp., Franciscan Services Corp. Rev.,
	5.375%, 1/1/32	NR/A-	6,813,755
2,700	Comal Cnty. Health Facs., McKenna Memorial Hospital Project Rev., 6.25%, 2/1/32	Baa3/BBB-	2,924,613
5,000	Dallas Area Rapid Transit Rev., 5.00%, 12/1/31 (AMBAC)	Aaa/AAA	5,150,400
20,000	Frisco Independent School Dist., GO, zero coupon, 8/15/34 (PSF-GTD)	Aaa/NR	5,256,400
	Harris Cnty. ,
19,750	GO, 5.125%, 8/15/31, (Pre-refunded @ $100, 8/15/12) (a)	Aa1/AA+	21,162,323
5,250	Health Facs. Dev. Corp. Rev., St. Luke's Episcopal Hospital,
	5.375%, 2/15/26, Ser. A, (Pre-refunded @ $100, 8/15/11) (a)	NR/AAA	5,651,048
25,000	Senior Lien Toll Road Rev., 5.00%, 8/15/30 (FSA)	Aaa/AAA	25,895,000
7,500	Keller Independent School Dist., GO, 4.875%, 8/15/31 (PSF-GTD)	Aaa/AAA	7,601,250
3,170	Little Elm Independent School Dist., GO, 5.30%, 8/15/29, Ser. A (PSF-GTD)	NR/AAA	3,399,698
6,250	North Dallas Thruway Auth. Rev., 4.75%, 1/1/29 (FGIC)	Aaa/AAA	6,300,125
5,000	Quinlan Independent School Dist., GO, 5.10%, 2/15/32 (PSF-GTD)	Aaa/NR	5,179,850
2,000	Sabine River Auth. Rev., 5.20%, 5/1/28	Baa2/BBB-	2,075,080
17,500	State, GO, 4.75%, 4/1/36	Aa1/AA	17,782,100
	State Turnpike Auth. Central Turnpike System Rev., Ser. A (AMBAC),
10,000	zero coupon, 8/15/19	Aaa/AAA	5,707,900
8,880	5.00%, 8/15/42	Aaa/AAA	9,127,663

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Texas—(continued)
	State Water Financial Assistance, GO,
$3,250	5.00%, 8/1/36	Aa1/AA	$3,367,358
1,650	5.25%, 8/1/35	Aa1/AA	1,737,928
8,000	Wichita Falls Water & Sewer Rev., 5.00%, 8/1/27 (AMBAC)	Aaa/AAA	8,269,840

			149,330,387

	Virginia—0.5%
	Fredericksburg Industrial Dev. Medicorp Health System Rev., Ser. B,
2,500	5.125%, 6/15/33	A3/NR	2,561,900
4,000	5.25%, 6/15/27	A3/NR	4,128,200

			6,690,100

	Washington—0.8%
5,000	Douglas Cnty. Public Utility Dist. No. 1, Wells Hydroelectric,
	5.00%, 9/1/30, Ser. B (FGIC)	AAA/AAA	5,239,550
5,000	Tacoma Sewer Rev., 5.00%, 12/1/31, Ser. A (FGIC)	Aaa/AAA	5,152,750

			10,392,300

	Wisconsin—0.8%
	Badger Tobacco Asset Securitization Corp.,
1,125	6.00%, 6/1/17	Baa3/BBB	1,190,745
8,240	6.125%, 6/1/27	Baa3/BBB	8,806,583
	State Health & Educational Facs. Auth. Rev., Froedert & Community Health Oblig.,
90	5.375%, 10/1/30	NR/AA-	94,480
910	5.375%, 10/1/30, (Pre-refunded @ $101, 10/1/11) (a)	NR/AA-	990,926

			11,082,734

	Total Municipal Bonds & Notes (cost—$1,136,304,256)		1,246,794,899

VARIABLE RATE NOTES (c)(d)—8.2%
	Alabama—0.9%
3,600	Birmingham Waterworks & Sewer Board Rev., 11.57%, 1/1/33, Ser. 947 (MBIA)(b)	Aaa/NR	4,658,940
4,450	Jefferson Cnty. Sewer Rev., 11.51%, 2/1/36, Ser. 352 (FGIC)(b)	Aaa/NR	5,494,726
1,400	Montgomery Special Care Facs., Financing Auth. Rev.,
	10.32%, 11/15/29, Ser. 435 (MBIA)(b)	Aaa/NR	1,573,670

			11,727,336

	Arizona—0.8%
8,200	Salt River Project Agricultural Improvement & Power Dist.,
	10.35%, 1/1/37, Ser. 1430 (b)	NR/AA	10,285,670

	Colorado—0.2%
2,250	Denver City & Cnty. Airport Rev., 10.32%, 11/15/25, Ser. 425 (FSA)(b)	Aaa/NR	2,598,300

	Florida—0.5%
1,782	Orange Cnty. School Board, CP, 10.32%, 8/1/24, Ser. 328 (MBIA)(b)	Aaa/NR	2,210,482
3,241	State Governmental Utilities Auth. Rev., 10.32%, 10/1/29, Ser. 327 (AMBAC)(b)	Aaa/NR	3,804,934
1,000	Sumter Landing Community Dev. Dist. Rev., 9.10%, 10/1/35, Ser. 1208 (MBIA)(b)	Aaa/AAA	1,073,500

			7,088,916

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Illinois—0.7%
	Chicago, GO (b),
$1,780	10.95%, 1/1/28, Ser. 332 (MBIA)	Aaa/NR	$2,101,557
2,200	12.82%, 1/1/40, Ser. 426 (FGIC)	Aaa/NR	2,881,010
1,288	Cook Cnty., GO, 10.32%, 11/15/28, Ser. 403 (FGIC)(b)	Aaa/NR	1,543,410
2,000	State, GO, 11.57%, 4/1/27, Ser. 783 (FSA)(b)	Aaa/NR	2,618,300

			9,144,277

	Louisiana—0.3%
4,000	Tobacco Settlement Financing Corp. Rev., 7.159%, 5/15/39 (b)	NR/NR	4,441,520

	Massachusetts—1.9%
1,400	Boston Water & Sewer Community Rev., 10.36%, 11/1/28, Ser. 434 (FGIC)(b)	Aaa/NR	1,584,170
2,900	Massachusetts Bay Transportation Auth., Special Assessment, 9.43%, 7/1/34	Aa1/NR	3,160,565
2,200	State, GO, 11.62%, 11/1/30, Ser. 785 (FGIC-TCRS)	Aaa/NR	3,117,400
	State Turnpike Auth. Rev. (b),
7,366	10.36%, 1/1/37, Ser. 334 (MBIA)	Aaa/NR	7,918,818
3,000	10.36%, 1/1/37, Ser. 489 (MBIA)	NR/AAA	3,225,150
5,668	10.36%, 1/1/39, Ser. 335 (AMBAC)	Aaa/NR	6,297,443

			25,303,546

	Nevada—0.2%
2,200	State, GO, 10.32%, 5/15/28, Ser. 344 (FGIC)(b)	Aaa/NR	2,368,058

	New York—0.3%
2,000	Liberty Dev. Corp. Rev., 11.68%, 10/1/35, Ser. 1207 (b)	Aa3/NR	3,315,000
950	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
	10.43%, 6/15/37, Ser. 1226 (b)	Aa2/NR	1,144,750

			4,459,750

	Ohio—0.1%
1,580	Hamilton Cnty. Sales Tax Rev., 10.32%, 12/1/27, Ser. 356 (MBIA)(b)	Aaa/NR	1,772,049

	Pennsylvania—0.6%
3,050	Philadelphia Auth. Industrial Dev. Rev., Doubletree,
	6.50%, 10/1/27, (Pre-refunded @ $102, 2/1/07) (a)	NR/NR	3,144,581
	Philadelphia School Dist., GO (MBIA)(b),
1,670	9.07%, 4/1/27, Ser. 345	Aaa/NR	1,768,363
2,677	9.07%, 4/1/27, Ser. 496	NR/AAA	2,834,675

			7,747,619

	Texas—0.9%
2,460	Denton Utility System Rev., 10.95%, 12/1/29, Ser. 428 (MBIA)(b)	Aaa/NR	2,736,504
1,100	Houston Airport System Rev., 10.32%, 7/1/25, Ser. 404 (FGIC)(b)	Aaa/NR	1,192,400
	Houston Water & Sewer System Rev. (b),
2,200	10.32%, 12/1/28, Ser. 427 (FSA)	Aaa/NR	2,676,080
3,070	11.57%, 12/1/30, Ser. 495 (FGIC)	NR/AAA	4,031,217
2,005	State, GO, 9.07%, 4/1/35, Ser. 1147 (b)	NR/NR	2,145,651

			12,781,852

	Utah—0.7%
8,830	Utah Transit Auth. Rev., 9.10%, 6/15/35, Ser. 1197 (FSA)(b)	Aaa/AAA	9,622,934

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Washington—0.1%
$1,820	Central Puget Sound Regional Transit Auth. Sales Tax & Motor Rev.,
	9.07%, 2/1/28, Ser. 360 (FGIC)(b)	Aaa/NR	$1,960,413

	Total Variable Rate Notes (cost—$94,678,189)		111,302,240

U.S. TREASURY BILLS (e)—0.4%
6,100	4.72%-4.85%, 9/14/06 (cost—$6,089,402)		6,089,402

	Total Investments before options written (cost—$1,237,071,847)—100.1%		1,364,186,541

OPTIONS WRITTEN (f)—(0.1)%
Contracts
	Call Options—(0.1)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
1,497	strike price $108, expires 11/21/06 (premiums received—-$275,822)		(795,281)

	Total Investments net of options written (cost—$1,236,796,025)—100.0%		$1,363,391,260

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

	(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
	(b)	144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
	(c)	Residual Interest Municipal Bonds ("RIBS")/Residual Interest Tax Exempt Bonds ("RITES") - The interest rate shown bears an inverse relationship to the interest rate on
	(d)	Variable Rate Notes - Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest another security or the value of an index. rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on August 31, 2006.
	(e)	All or partial amount segregated as collateral for futures contracts.
	(f)	Non-income producing.

Glossary

AMBAC - insured by American Municipal Bond Assurance Corp.
CP - Certificates of Participation
FGIC - insured by Financial Guaranty Insurance Co.
FHA - insured by Federal Housing Administration FSA - insured by Financial Security Assurance, Inc.
GNMA - insured by Government National Mortgage Association
GO - General Obligation Bond
MBIA - insured by Municipal Bond Investors Assurance
NR - Not Rated
PSF-GTD - Permanent School Fund Guaranteed
TCRS - Temporary Custodian Receipts
XLCA - insured by XL Capital Assurance

Other Investments:

(1) Futures contracts outstanding at August 31, 2006:

		Notional		Unrealized
		Amount	Expiration	Appreciation
	Type	(000)	Date	(Depreciation)

Long:	Financial Future Euro — 90 day, June 2007	$575	6/18/07	$(10,925)
	Financial Future Euro — 90 day, September 2007	575	9/17/07	(4,888)
	Financial Future Euro — 90 day, December 2007	575	12/17/07	(1,438)
	Financial Future Euro — 90 day, March 2008	575	3/17/08	0
	U.S. Treasury Notes 5 yr. Futures December 2006	46,890	12/31/06	1,150,391

Short:	U.S. Treasury Bond Futures September 2006	(51,590)	9/20/06	(16,496,048)
	U.S. Treasury Notes 10 yr. Futures September 2006	(3,650)	9/20/06	(153,984)

				$(15,516,892)

(2) Transactions in options written for the three months ended August 31, 2006:
			Contracts	Premiums

Options outstanding, May 31, 2006			0	$0
Options written			5,221	741,782
Options expired			(2,227)	(260,309)
Options terminated in closing transactions			(1,497)	(205,651)

Options outstanding, August 31, 2006			1,497	$275,822

Item 2. Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 27, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 27, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 27, 2006